Other Assets - Disclosure of Fair Value and Amortized Cost (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	$ 153.0	$ 144.2
Amortized Cost/Cost	149.5	148.8
Bonds [member]
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	102.8	103.0
Amortized Cost/Cost	103.4	103.8
Equity securities [member]
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	50.2	41.2
Amortized Cost/Cost	$ 46.1	$ 45.0